497(e)
                                                                       333-64749

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AXA Equitable Life Insurance Company

SUPPLEMENT DATED OCTOBER 22, 2007 TO THE MAY 1, 2007 PROSPECTUS FOR ACCUMULATOR(R) PLUS(SM)
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This Supplement modifies certain information in the above-referenced Prospectus and Statement of Additional Information as previously supplemented (the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

Please note that under "Appendix VII: State contract availability and/or variations of certain features and benefits" the following is added:


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State    Features and Benefits                                  Availability or Variation
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
OREGON   See "We require that the following types of            The following is added:
         communications be on specific forms we provide for       (20) requests for required minimum distributions, other than
         that purpose:" in "Who is AXA Equitable?"                     pursuant to our automatic RMD service.

         QP contracts                                           Not Available

         Fixed maturity options                                 Not Available

         Automatic investment program                           Not Available

         See "How you can purchase and contribute to your       Additional contributions are limited to the first year after the
         contract" in "Contract features and benefits"          contract issue date only.

         See "Lifetime required minimum distribution            The following replaces the third paragraph:
         withdrawals" under "Withdrawing your account value"    We generally will not impose a withdrawal charge on minimum
         in "Accessing your money"                              distribution withdrawals even if you are not enrolled in our automatic RMD service except if, when added to a lump sum
                                                                withdrawal previously taken in the same contract year, the minimum distribution withdrawals exceed the 10% free
                                                                withdrawal amount. In order to avoid a withdrawal charge in connection with minimum distribution withdrawals outside of our automatic RMD service, you must notify us using our request form. Such minimum distribution withdrawals must be based
                                                                solely on your contract's account value.

         See "Selecting an annuity payout option" under "Your   An annuity commencement date earlier than eight years from the
         annuity payout options" in "Accessing your money"      Accumulator(R) Plus(SM) contract issue date may not be elected.

         See "Disability, terminal illness, or confinement to   Item (i) under this section is deleted in its entirety
         nursing home" under "Withdrawal charge" in
         "Charges and expenses"
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

                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

              (Copyright)2007 AXA Equitable Life Insurance Company.
            All rights reserved. Accumulator(R) Plus(SM) is a service
                 mark of AXA Equitable Life Insurance Company.

Series 06/NB                                                              x01815